Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Income (Expenses)

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2012	2011	2010
(Loss) gain resulting from remeasurement of contingent liability	(1,906)	(1,760)	(1,630)
Gain (loss) on sale of investments	2,166	(6)	(2,589)
Gain on forgiveness of fines and penalties	2,777	47	—
Gain on accounts payable with expired legal term	4,057	5,390	5,523
Gain from bargain purchase	—	—	7,515
Loss on remeasurement of equity interest (refer to Note 3(d))	—	—	(2,044)
Loss on currency operations	(3,933)	(6,078)	(6,408)
Other taxes	—	(6,081)	(5,743)
Dividends received	25,981	28	1,036
Other income (expenses), net	1,090	1,458	(4,191)

Total other income (expenses), net	30,232	(7,002)	(8,531)